Derecognition and offset of financial instruments_Financial assets subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		₩ 54,109,432,000,000		₩ 48,769,338,000,000
Gross amounts of recognized financial assets set off		32,834,189,000,000		31,269,258,000,000
Net amounts of financial assets presented		21,275,243,000,000		17,500,080,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		17,879,746,000,000		16,040,637,000,000
Cash collateral received and others		598,545,000,000		111,122,000,000
Net amounts		2,796,952,000,000		1,348,321,000,000
Derivative assets
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets		6,456,799,000,000	[1]	3,032,894,000,000	[2]
Gross amounts of recognized financial assets set off		0	[1]	0	[2]
Net amounts of financial assets presented		₩ 6,456,799,000,000	[1]	₩ 3,032,894,000,000	[2]
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Receivable spot exchange
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[3]	₩ 3,153,919,000,000		₩ 5,112,206,000,000
Gross amounts of recognized financial assets set off	[3]	0		0
Net amounts of financial assets presented	[3]	₩ 3,153,919,000,000		₩ 5,112,206,000,000
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		₩ 7,733,997,000,000		₩ 7,058,885,000,000
Cash collateral received and others		598,545,000,000		111,122,000,000
Net amounts		₩ 1,278,176,000,000		₩ 975,093,000,000
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Bonds purchased under resale agreements
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[3]	₩ 10,145,749,000,000		₩ 8,981,752,000,000
Gross amounts of recognized financial assets set off	[3]	0		0
Net amounts of financial assets presented	[3]	10,145,749,000,000		8,981,752,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[3]	10,145,749,000,000		8,981,752,000,000
Cash collateral received and others	[3]	0		0
Net amounts	[3]	₩ 0		₩ 0
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.
Domestic exchange settlement debits
Net financial assets subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial assets	[3],[4]	₩ 34,352,965,000,000		₩ 31,642,486,000,000
Gross amounts of recognized financial assets set off	[3],[4]	32,834,189,000,000		31,269,258,000,000
Net amounts of financial assets presented	[3],[4]	1,518,776,000,000		373,228,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[3],[4]	0		0
Cash collateral received and others	[3],[4]	0		0
Net amounts	[3],[4]	₩ 1,518,776,000,000		₩ 373,228,000,000
Description of rights of setoff associated with financial assets subject to enforceable master netting arrangement or similar agreement		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been offset with part of unpaid domestic exchange payables or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group's statements of financial position respectively.		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been offset with part of unpaid domestic exchange payables or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group's statements of financial position respectively.

[1]	The items include derivative assets and liabilities held for trading and designated for hedging.
[2]	The items include derivatives held for trading, derivatives designated for hedging.
[3]	The items are included in loan at amortized cost and other financial assets.
[4]	Certain financial assets and liabilities are presented as net amounts.